Offerings - Offering: 1	Mar. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, $0.001 par value per share
Amount Registered | shares	6,383,349
Proposed Maximum Offering Price per Unit	42.77
Maximum Aggregate Offering Price	$ 273,015,836.73
Fee Rate	0.01381%
Amount of Registration Fee	$ 37,703.49
Offering Note	Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement on Form S-8 shall also cover any additional shares of Class A common stock, par value $0.001 per share (the “Common Stock”), of TPG Inc. (the “Registrant”) that become issuable under the TPG Inc. Omnibus Equity Incentive Plan, as amended, by reason of any stock dividend, stock split, recapitalization or any other similar transaction that results in an increase in the number of the Registrant’s outstanding shares of Common Stock.
(2)Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and (h) under the Securities Act based on a price of $42.77 per share of Common Stock, which is the average of the high and low price per Common Share as reported by the Nasdaq Global Select Market on February 27, 2026.